Description of the Plan - Additional Information (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan description of eligibility for participation of the plan	Employees are eligible to participate in the plan effective as of the first day of the month following their attainment of age 21 and six months of service.
Employee benefit plan participant minimum contribution percentage	2.00%
EBP, participant contribution, automatic, deferral rate	3.00%
Employee benefit plan participant contribution automatic deferral annual increase rate	1.00%
EBP, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan participant contribution automatic deferral rate maximum percentage	10.00%
EBP, note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
EBP, participant contribution, pretax, maximum annual compensation, amount	$ 23,500
Employee benefit plan participant withdrawal description	participants may withdraw part of their vested interest in their elective contribution accounts at age 59 1⁄2
Employee benefit plan participant contribution year age | Age	50
Employee benefit plan participant catch-up contribution	$ 7,500
Employee benefit plan employer safe harbor contribution percentage	3.00%
Employee benefit plan distribution of benefit vesting balance required age description	On termination of service, due to death, disability, retirement or other reasons, participants may request payment of their vested account in a lump sum or may defer payment until reaching age 701⁄2. Effective January 1, 2025, the age requirement for a lump sum payment request had been increased from 70 1⁄2 to 72 years
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	4.25%	4.25%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	9.75%	10.00%